K&L|GATES	K&L Gates LLP 1601 K Street NW Washington, DC 20006-1600 T 202.778.9000 www.klgates.com

December 23, 2008

EDGAR FILING

Securities and Exchange Commission
100 F Street, N.E.

Washington, D.C. 20549

Re:	Eagle Series Trust
File Nos. 033-57986 and 811-07470
Post-Effective Amendment No. 46

Dear Sir or Madam:

Pursuant to Section 8(c) of the Securities Act of 1933, as amended (“1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of Eagle Series Trust (“Trust”) is Post-Effective Amendment No. 46 to the Trust’s currently effective Registration Statement on Form N-1A. This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The primary purposes of this filing are to reflect the modified 80% policies and new names for the Trust’s Core Equity Fund (now named Large Cap Equity Fund) and the Diversified Growth Fund (now named Mid Cap Growth Fund). In addition, this filing reflects the following non-material changes: (1) the implementation of an internal reorganization of Heritage Asset Management, Inc. and Eagle Asset Management, Inc. that became effective on November 1, 2008; (2) the new names of the Trust and each series; (3) updated definitions of small-, mid- and large-capitalization companies used, as applicable, by the Eagle Large Cap Core Fund, Eagle Mid Cap Growth Fund, Eagle Mid Cap Stock Fund and Eagle Small Cap Growth Fund, each a series of the Trust; (4) changed performance benchmark for the Small Cap Growth Fund; and (5) updated information and made other non-material changes to the Trust’s prospectus and statement of additional information. The Trust intends to file another amendment to its Registration Statement to include the financial statements for the Trust’s series for the fiscal year ended October 31, 2008.

The Trust has elected that this filing be made effective March 1, 2009, pursuant to Rule 485(a)(1) under the 1933 Act. If you have any questions or comments concerning the foregoing, please call me at (202) 778-9187.

Very truly yours,

/s/ Francine J. Rosenberger

Francine J. Rosenberger

Attachments

cc: Susan L. Walzer
          Eagle Asset Management, Inc.